T. ROWE PRICE EMERGING MARKETS BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 3.50%, 10/9/25 (EUR)	200,000	241
Republic of Albania, 3.50%, 6/16/27 (EUR) (1)	4,980,000	6,014
Total Albania (Cost $5,915)		6,255

ANGOLA 0.8%
Government Bonds 0.8%
Republic of Angola, 8.00%, 11/26/29 (USD)	11,350,000	9,023
Republic of Angola, 8.25%, 5/9/28 (USD)	23,900,000	19,135
Republic of Angola, 9.125%, 11/26/49 (USD)	16,050,000	12,559
Republic of Angola, 9.375%, 5/8/48 (USD)	900,000	706
Total Angola (Cost $39,980)		41,423

ARGENTINA 4.5%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)	3,140,000	7,946
		7,946
Corporate Bonds 0.7%
Banco Macro, 17.50%, 5/8/22 (1)	41,665,000	197
IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD) (1)	5,180,000	3,700
Tarjeta Naranja, FRN, BDLRPP + 3.50%, 6.87%, 4/11/22 (USD)
(1)	11,682,165	1,022
YPF, 8.50%, 3/23/21 (USD)	15,000,000	14,119
YPF, 8.50%, 7/28/25 (USD)	7,755,000	5,681
YPF, 8.75%, 4/4/24 (USD)	11,400,000	9,131
		33,850
Government Bonds 3.6%
Province of Buenos Aires, 32.81%, 5/31/22 (2)	191,620,000	1,166
Republic of Argentina, 12/15/35 (USD) (2)	114,895,000	707
Republic of Argentina, 1.00%, 7/9/29 (USD)	23,821,184	10,910

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Argentina, STEP, 0.125%, 7/9/30 (USD)	98,536,504	41,336
Republic of Argentina, STEP, 0.125%, 7/9/35 (USD)	154,319,529	58,334
Republic of Argentina, STEP, 0.125%, 1/9/38 (USD)	159,797,281	69,032
		181,485
Total Argentina (Cost $300,027)		223,281

ARMENIA 0.0%
Government Bonds 0.0%
Republic of Armenia, 7.15%, 3/26/25 (USD)	200,000	219
Total Armenia (Cost $228)		219

AZERBAIJAN 0.0%
Government Bonds 0.0%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)	200,000	193
Southern Gas Corridor, 6.875%, 3/24/26 (USD)	500,000	570
Total Azerbaijan (Cost $723)		763

BAHAMAS 1.9%
Government Bonds 1.9%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD) (1)	4,125,000	3,738
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1)	73,815,000	65,696
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)	31,300,000	27,857
Total Bahamas (Cost $107,148)		97,291

BAHRAIN 0.9%
Government Bonds 0.9%
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)	24,755,000	27,081
Kingdom of Bahrain, 7.375%, 5/14/30 (USD) (1)	8,000,000	8,795
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)	9,500,000	10,129
Total Bahrain (Cost $43,776)		46,005

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%, 10/1/29 (USD) (1)	13,755,000	13,532
Total Barbados (Cost $13,042)		13,532

BELARUS 0.0%
Government Bonds 0.0%
Republic of Belarus, 5.875%, 2/24/26 (USD) (1)	200,000	186
Republic of Belarus, 6.20%, 2/28/30 (USD)	200,000	188
Republic of Belarus, 7.625%, 6/29/27 (USD)	1,400,000	1,372
Total Belarus (Cost $1,972)		1,746

BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 3.375%, 8/20/50 (USD) (1)	14,014,000	14,452
Total Bermuda (Cost $13,986)		14,452

BRAZIL 6.8%
Corporate Bonds 2.5%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	19,345,000	14,548
Banco do Brasil, VR, 9.00% (USD) (4)(5)	39,235,000	42,472
Cosan Overseas, 8.25% (USD) (5)	6,085,000	6,237
CSN Resources, 7.625%, 2/13/23 (USD) (1)	5,400,000	5,596
CSN Resources, 7.625%, 2/13/23 (USD)	8,075,000	8,368
Embraer Netherlands Finance, 5.05%, 6/15/25 (USD)	13,000,000	12,499
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	6,045,000	6,140
Itau Unibanco Holding, VR, 6.125% (USD) (1)(4)(5)	5,745,000	5,558
Itau Unibanco Holding, VR, 6.50% (USD) (1)(4)(5)	5,700,000	5,562
JSM Global Sarl, 4.75%, 10/20/30 (USD) (1)	8,555,000	8,555
Suzano Austria, 6.00%, 1/15/29 (USD)	11,300,000	12,904
		128,439

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government Bonds 4.3%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	3,700,000	747
Petrobras Global Finance, 6.85%, 06/05/2115 (USD)	8,515,000	9,101
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	87,250,000	108,940
Republic of Brazil, 4.25%, 1/7/25 (USD)	1,000,000	1,078
Republic of Brazil, 4.50%, 5/30/29 (USD)	1,700,000	1,816
Republic of Brazil, 4.625%, 1/13/28 (USD)	20,000,000	21,704
Republic of Brazil, 4.75%, 1/14/50 (USD)	898,000	874
Republic of Brazil, 5.00%, 1/27/45 (USD)	38,208,000	38,525
Republic of Brazil, 5.625%, 1/7/41 (USD)	22,385,000	24,232
Republic of Brazil, 5.625%, 2/21/47 (USD)	900,000	980
Republic of Brazil, 6.00%, 4/7/26 (USD)	300,000	351
Republic of Brazil, 8.25%, 1/20/34 (USD)	5,095,000	6,857
		215,205
Total Brazil (Cost $324,834)		343,644

BULGARIA 0.0%
Government Bonds 0.0%
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)	198,000	227
Republic of Bulgaria, 3.125%, 3/26/35 (EUR)	100,000	150
Total Bulgaria (Cost $351)		377

CHILE 1.1%
Convertible Bonds 0.2%
Liberty Latin America, 2.00%, 7/15/24 (USD)	11,575,000	9,532
		9,532
Corporate Bonds 0.9%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	1,740,000	1,845
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)	9,412,000	9,982
Corp Nacional del Cobre de Chile, 3.625%, 8/1/27 (USD) (1)	560,000	614
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1)	16,450,000	17,461

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (USD) (1)	4,995,000	5,568
Corp Nacional del Cobre de Chile, 4.50%, 8/1/47 (USD)	1,325,000	1,587
Corp Nacional del Cobre de Chile, 4.875%, 11/4/44 (USD)	400,000	500
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD)(1)	5,055,000	6,223
Empresa Nacional del Petroleo, 3.75%, 8/5/26 (USD)	440,000	468
		44,248
Government Bonds 0.0%
Republic of Chile, 3.24%, 2/6/28 (USD)	200,000	223
		223
Total Chile (Cost $50,850)		54,003

CHINA 2.9%
Corporate Bonds 2.9%
Agile Group Holdings, 5.75%, 1/2/25 (USD)	3,850,000	3,821
China Evergrande Group, 9.50%, 4/11/22 (USD)	3,055,000	2,726
China Overseas Finance Cayman, 5.95%, 5/8/24 (USD)	6,360,000	7,307
CNAC HK Finbridge, 4.125%, 7/19/27 (USD)	340,000	367
CNAC HK Finbridge, 4.75%, 6/19/49 (USD)	350,000	410
CNAC HK Finbridge, 5.125%, 3/14/28 (USD)	1,909,000	2,180
CNOOC Finance 2013, 2.875%, 9/30/29 (USD)	10,000,000	10,698
CNRC Capitale, VR, 3.90% (USD) (4)(5)	1,062,000	1,070
Country Garden Holdings, 4.75%, 1/17/23 (USD)	10,350,000	10,635
Country Garden Holdings, 8.00%, 1/27/24 (USD)	5,700,000	6,199
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	1,880,000	1,930
Huaneng Capital, VR, 3.60% (USD) (4)(5)	400,000	404
Kaisa Group Holdings, 8.50%, 6/30/22 (USD)	9,110,000	8,950
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)
(1)	1,365,000	1,755
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)	22,919,000	29,467
State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD)	1,684,000	1,860

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)	7,953,000	11,171
State Grid Overseas Investment 2016, 2.875%, 5/18/26 (USD)	7,850,000	8,540
State Grid Overseas Investment 2016, 3.50%, 5/4/27 (USD)	8,000,000	8,959
Times China Holdings, 6.75%, 7/8/25 (USD)	15,900,000	16,299
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)	9,174,000	9,115
Total China (Cost $133,858)		143,863

COLOMBIA 1.5%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)	11,300,000	12,275
		12,275
Government Bonds 1.3%
Republic of Colombia, 3.00%, 1/30/30 (USD)	550,000	560
Republic of Colombia, 3.875%, 4/25/27 (USD)	250,000	270
Republic of Colombia, 4.00%, 2/26/24 (USD)	1,280,000	1,367
Republic of Colombia, 4.125%, 5/15/51 (USD)	5,245,000	5,460
Republic of Colombia, 5.00%, 6/15/45 (USD)	600,000	701
Republic of Colombia, 5.625%, 2/26/44 (USD)	22,000,000	27,335
Republic of Colombia, 6.125%, 1/18/41 (USD)	22,470,000	28,874
Republic of Colombia, 7.375%, 9/18/37 (USD)	850,000	1,200
		65,767
Total Colombia (Cost $70,532)		78,042

CONGO 0.2%
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1)	7,967,000	8,375
Total Congo (Cost $7,991)		8,375

COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 6.125%, 2/19/31 (USD)	740,000	698

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Costa Rica, 7.00%, 4/4/44 (USD)	12,465,000	11,353
Total Costa Rica (Cost $13,500)		12,051

CROATIA 0.0%
Government Bonds 0.0%
Republic of Croatia, 1.50%, 6/17/31 (EUR)	300,000	366
Total Croatia (Cost $345)		366

DOMINICAN REPUBLIC 1.8%
Government Bonds 1.8%
Dominican Republic, 4.50%, 1/30/30 (USD) (1)	400,000	395
Dominican Republic, 4.875%, 9/23/32 (USD) (1)	10,145,000	10,115
Dominican Republic, 5.50%, 1/27/25 (USD)	1,550,000	1,653
Dominican Republic, 5.95%, 1/25/27 (USD) (1)	200,000	215
Dominican Republic, 5.95%, 1/25/27 (USD)	5,155,000	5,544
Dominican Republic, 6.00%, 7/19/28 (USD)	700,000	755
Dominican Republic, 6.40%, 6/5/49 (USD) (1)	500,000	504
Dominican Republic, 6.50%, 2/15/48 (USD)	300,000	305
Dominican Republic, 6.85%, 1/27/45 (USD)	45,935,000	48,599
Dominican Republic, 6.875%, 1/29/26 (USD) (1)	10,600,000	11,819
Dominican Republic, 7.45%, 4/30/44 (USD)	8,810,000	9,955
Dominican Republic, 9.75%, 6/5/26 (1)	8,500,000	149
Total Dominican Republic (Cost $85,292)		90,008

ECUADOR 2.0%
Government Bonds 2.0%
Republic of Ecuador, STEP, 0.50%, 7/31/30 (1)	41,877,670	28,477
Republic of Ecuador, STEP, 0.50%, 7/31/35 (1)	89,647,601	49,979
Republic of Ecuador, STEP, 0.50%, 7/31/40 (1)	32,241,050	16,241
Republic of Ecuador, Zero Coupon, 7/31/30 (1)	8,657,172	4,058
Total Ecuador (Cost $113,353)		98,755

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
EGYPT 3.6%
Government Bonds 3.6%
Arab Republic of Egypt, 5.625%, 4/16/30 (EUR) (1)	200,000	213
Arab Republic of Egypt, 5.875%, 6/11/25 (USD) (1)	500,000	514
Arab Republic of Egypt, 6.125%, 1/31/22 (USD)	200,000	205
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	250,000	260
Arab Republic of Egypt, 6.20%, 3/1/24 (USD)	300,000	312
Arab Republic of Egypt, 6.588%, 2/21/28 (USD) (1)	750,000	744
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)	12,900,000	12,790
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (1)	200,000	191
Arab Republic of Egypt, 7.053%, 1/15/32 (USD)	400,000	383
Arab Republic of Egypt, 7.50%, 1/31/27 (USD) (1)	1,100,000	1,159
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)	1,325,000	1,396
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)	26,700,000	27,458
Arab Republic of Egypt, 7.625%, 5/29/32 (USD) (1)	600,000	588
Arab Republic of Egypt, 7.903%, 2/21/48 (USD)	8,025,000	7,437
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1)	36,890,000	35,828
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)	64,975,000	63,105
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (1)	1,650,000	1,614
Arab Republic of Egypt, 8.875%, 5/29/50 (USD) (1)	3,765,000	3,742
Arab Republic of Egypt, 14.051%, 7/21/22	192,400,000	12,179
Arab Republic of Egypt, 14.90%, 5/8/28	24,000	2
Arab Republic of Egypt Treasury Bills, 13.251%, 12/22/20	2,900,000	180
Arab Republic of Egypt Treasury Bills, 13.299%, 3/16/21	2,900,000	174
Arab Republic of Egypt Treasury Bills, 13.559%, 8/17/21	216,650,000	12,341
Total Egypt (Cost $188,530)		182,815

EL SALVADOR 1.3%
Government Bonds 1.3%
Republic of El Salvador, 5.875%, 1/30/25 (USD)	9,200,000	8,068

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of El Salvador, 6.375%, 1/18/27 (USD)	950,000	823
Republic of El Salvador, 7.65%, 6/15/35 (USD)	22,325,000	19,345
Republic of El Salvador, 7.75%, 1/24/23 (USD)	400,000	387
Republic of El Salvador, 8.625%, 2/28/29 (USD) (1)	31,015,000	29,526
Republic of El Salvador, 8.625%, 2/28/29 (USD)	6,830,000	6,502
Total El Salvador (Cost $74,635)		64,651

GEORGIA 0.0%
Corporate Bonds 0.0%
Georgian Railway, 7.75%, 7/11/22 (USD)	400,000	422
Total Georgia (Cost $404)		422

GHANA 2.2%
Government Bonds 2.2%
Republic of Ghana, 6.375%, 2/11/27 (USD)	51,690,000	46,714
Republic of Ghana, 7.625%, 5/16/29 (USD)	7,550,000	6,858
Republic of Ghana, 7.875%, 3/26/27 (USD)	600,000	573
Republic of Ghana, 7.875%, 2/11/35 (USD)	300,000	254
Republic of Ghana, 7.875%, 2/11/35 (USD) (1)	300,000	254
Republic of Ghana, 8.125%, 1/18/26 (USD)	35,710,000	35,806
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)	1,450,000	1,226
Republic of Ghana, 8.75%, 3/11/61 (USD)	11,500,000	9,742
Republic of Ghana, 8.75%, 3/11/61 (USD) (1)	10,900,000	9,234
Total Ghana (Cost $104,845)		110,661

GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)	2,855,752	2,070
Total Grenada (Cost $2,509)		2,070

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
GUATEMALA 0.1%
Government Bonds 0.1%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1)	1,475,000	1,587
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1)	1,661,000	1,844
Republic of Guatemala, 6.125%, 6/1/50 (USD) (1)	2,395,000	2,874
Total Guatemala (Cost $5,661)		6,305

HONG KONG 0.2%
Corporate Bonds 0.2%
Metropolitan Light, 5.50%, 11/21/22 (USD)	4,395,000	4,493
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	5,288,000	5,407
Total Hong Kong (Cost $9,682)		9,900

HUNGARY 0.0%
Government Bonds 0.0%
Republic of Hungary, 5.375%, 3/25/24 (USD)	300,000	344
Republic of Hungary, 7.625%, 3/29/41 (USD)	200,000	359
Total Hungary (Cost $637)		703

INDIA 1.4%
Corporate Bonds 0.4%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1)	7,745,000	7,785
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	6,930,000	7,017
HPCL-Mittal Energy, 5.45%, 10/22/26 (USD)	2,850,000	2,882
		17,684
Government Bonds 1.0%
Export-Import Bank of India, 3.25%, 1/15/30 (USD)	45,555,000	46,066
Export-Import Bank of India, 3.375%, 8/5/26 (USD)	800,000	845
Export-Import Bank of India, 3.875%, 2/1/28 (USD)	1,950,000	2,054
Export-Import Bank of India, 8.375%, 7/24/25	17,000,000	254
National Highways Authority of India, 7.30%, 5/18/22	90,000,000	1,213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of India, 8.83%, 11/25/23	26,000,000	391
		50,823
Total India (Cost $68,573)		68,507

INDONESIA 10.0%
Corporate Bonds 4.2%
Hutama Karya Persero, 3.75%, 5/11/30 (USD) (1)	5,610,000	6,102
Indonesia Asahan Aluminium Persero, 4.75%, 5/15/25 (USD)
(1)	1,600,000	1,764
Indonesia Asahan Aluminium Persero, 5.45%, 5/15/30 (USD)
(1)	200,000	231
Pelabuhan Indonesia II, 5.375%, 5/5/45 (USD)	801,000	925
Pertamina Persero, 3.10%, 1/21/30 (USD)	400,000	415
Pertamina Persero, 5.625%, 5/20/43 (USD)	104,726,000	122,516
Pertamina Persero, 6.00%, 5/3/42 (USD)	7,050,000	8,602
Pertamina Persero, 6.50%, 11/7/48 (USD)	750,000	1,001
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1)	4,730,000	5,054
Perusahaan Listrik Negara, 4.00%, 6/30/50 (USD) (1)	2,800,000	2,746
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	16,500,000	17,838
Perusahaan Listrik Negara, 4.375%, 2/5/50 (USD) (1)	5,020,000	5,233
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	6,245,000	6,881
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)	15,300,000	17,606
Perusahaan Listrik Negara, 6.25%, 1/25/49 (USD) (1)	11,846,000	15,489
		212,403
Government Bonds 5.8%
Perusahaan Penerbit, 3.80%, 6/23/50 (USD) (1)	4,470,000	4,797
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)	21,500,000	24,222
Perusahaan Penerbit, 4.15%, 3/29/27 (USD) (1)	850,000	958
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)	14,572,000	16,326
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)	32,000,000	37,016
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)	116,775,000	134,507
Republic of Indonesia, 3.85%, 7/18/27 (USD) (1)	200,000	226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 4.45%, 4/15/70 (USD)	300,000	357
Republic of Indonesia, 4.625%, 4/15/43 (USD)	38,107,000	44,800
Republic of Indonesia, 4.75%, 2/11/29 (USD)	11,765,000	13,982
Republic of Indonesia, 5.125%, 1/15/45 (USD) (1)	886,000	1,118
Republic of Indonesia, 5.25%, 1/8/47 (USD)	648,000	842
Republic of Indonesia, 5.95%, 1/8/46 (USD) (1)	350,000	491
Republic of Indonesia, 6.75%, 1/15/44 (USD)	430,000	645
Republic of Indonesia, 8.50%, 10/12/35 (USD)	280,000	449
Republic of Indonesia, 9.00%, 3/15/29	145,474,000,000	11,041
		291,777
Total Indonesia (Cost $442,927)		504,180

ISRAEL 0.9%
Corporate Bonds 0.9%
ICL Group , 6.375%, 5/31/38 (USD) (1)	12,850,000	16,352
Israel Electric, 4.25%, 8/14/28 (USD) (1)	12,540,000	14,227
Leviathan Bond, 6.125%, 6/30/25 (USD) (1)	12,250,000	12,617
		43,196
Government Bonds 0.0%
State of Israel, 5.50%, 1/31/42	400,000	203
		203
Total Israel (Cost $41,229)		43,399

IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 5.25%, 3/22/30 (EUR) (1)	200,000	213
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)	700,000	658
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)	600,000	602
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)	10,138,450	9,427
Total Ivory Coast (Cost $10,935)		10,900

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
JAMAICA 1.5%
Corporate Bonds 0.1%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1)	6,415,000	6,255
		6,255
Government Bonds 1.4%
Government of Jamaica, 6.75%, 4/28/28 (USD)	2,950,000	3,369
Government of Jamaica, 7.875%, 7/28/45 (USD)	16,455,000	20,947
Government of Jamaica, 8.00%, 3/15/39 (USD)	36,811,000	47,873
		72,189
Total Jamaica (Cost $70,473)		78,444

KAZAKHSTAN 0.5%
Corporate Bonds 0.5%
KazMunayGas National, 4.75%, 4/24/25 (USD)	200,000	220
KazMunayGas National, 4.75%, 4/19/27 (USD)	400,000	447
KazMunayGas National, 5.375%, 4/24/30 (USD)	200,000	234
KazMunayGas National, 6.375%, 10/24/48 (USD) (1)	17,170,000	21,978
		22,879
Government Bonds 0.0%
Republic of Kazakhstan, 3.875%, 10/14/24 (USD)	400,000	437
Republic of Kazakhstan, 4.875%, 10/14/44 (USD)	400,000	524
Republic of Kazakhstan, 5.125%, 7/21/25 (USD)	300,000	348
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)	400,000	623
		1,932
Total Kazakhstan (Cost $19,588)		24,811

KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 6.875%, 6/24/24 (USD)	400,000	408
Republic of Kenya, 8.25%, 2/28/48 (USD) (1)	600,000	577

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Kenya, 11.95%, 10/25/38	43,850,000	419
Total Kenya (Cost $1,396)		1,404

KUWAIT 0.7%
Corporate Bonds 0.6%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	300,000	315
Equate Petrochemical, 4.25%, 11/3/26 (USD)	1,800,000	1,893
Kuwait Projects, 4.229%, 10/29/26 (USD)	12,200,000	12,000
MEGlobal Canada, 5.875%, 5/18/30 (USD)	9,500,000	11,127
MEGlobal Canada, 5.875%, 5/18/30 (USD) (1)	2,935,000	3,438
		28,773
Government Bonds 0.1%
Government of Kuwait, 3.50%, 3/20/27 (USD)	5,000,000	5,638
		5,638
Total Kuwait (Cost $33,090)		34,411

LAO PEOPLE'S DEMOCRATIC REPUBLIC 0.2%
Government Bonds 0.2%
People's Democratic Republic of Laos, 6.875%, 6/30/21 (USD)
(1)	9,700,000	8,003
Total Lao People's Democratic Republic (Cost $9,589)		8,003

LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, 6.00%, 1/27/23 (USD) (2)(3)	74,715,000	12,468
Total Lebanon (Cost $19,653)		12,468

MALAYSIA 0.0%
Government Bonds 0.0%
Malaysia Sovereign Sukuk, 4.236%, 4/22/45 (USD)	730,000	973
Total Malaysia (Cost $890)		973

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MEXICO 12.7%
Corporate Bonds 4.9%
Axtel, 6.375%, 11/14/24 (USD) (1)	7,800,000	8,124
Banco Mercantil del Norte, VR, 6.75% (USD) (4)(5)	2,925,000	2,886
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5)	9,000,000	8,995
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1)	8,000,000	8,906
Banco Santander Mexico, VR, 8.50% (USD) (4)(5)	16,600,000	17,141
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4)	17,150,000	16,535
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (4)	7,000,000	6,965
Cemex, 5.45%, 11/19/29 (USD)	7,600,000	7,704
Cometa Energia, 6.375%, 4/24/35 (USD) (1)	24,130,000	26,486
Cometa Energia, 6.375%, 4/24/35 (USD)	555,750	610
Controladora Mabe, 5.60%, 10/23/28 (USD)	540,000	604
Controladora Mabe, 5.60%, 10/23/28 (USD) (1)	9,490,000	10,625
Industrias Penoles, 4.75%, 8/6/50 (USD) (1)	2,990,000	3,094
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1)	21,990,000	17,989
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	125,806,000	102,915
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)	2,650,000	2,272
Poinsettia Finance, 6.625%, 6/17/31 (USD) (1)	3,600,000	3,565
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD) (1)	2,700,000	2,392
		247,808
Government Bonds 7.8%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)	43,550,000	38,714
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)	41,019,000	30,486
Petroleos Mexicanos, 5.625%, 1/23/46 (USD)	89,600,000	65,766
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	24,580,000	22,957
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)	191,803,000	148,243
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)	1,120,000	932
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)	72,236,000	55,738
Petroleos Mexicanos, 6.875%, 8/4/26 (USD)	500,000	480
Petroleos Mexicanos, 6.95%, 1/28/60 (USD)	9,000,000	6,896

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Petroleos Mexicanos, 7.19%, 9/12/24	42,400,000	1,666
Petroleos Mexicanos, 7.69%, 1/23/50 (USD) (1)	490,000	405
United Mexican States, 3.25%, 4/16/30 (USD)	2,344,000	2,398
United Mexican States, 4.75%, 4/27/32 (USD)	1,500,000	1,699
United Mexican States, 4.75%, 3/8/44 (USD)	1,418,000	1,553
United Mexican States, 5.00%, 4/27/51 (USD)	1,500,000	1,679
United Mexican States, 5.75%, 10/12/2110 (USD)	522,000	604
United Mexican States, 6.05%, 1/11/40 (USD)	548,000	688
United Mexican States, 8.50%, 5/31/29	214,900,000	11,501
		392,405
Total Mexico (Cost $700,084)		640,213

MONGOLIA 1.9%
Corporate Bonds 0.4%
Development Bank of Mongolia, 7.25%, 10/23/23 (USD) (1)	18,420,000	19,342
		19,342
Government Bonds 1.5%
Government of Mongolia, 5.125%, 12/5/22 (USD)	32,105,000	32,907
Government of Mongolia, 5.125%, 4/7/26 (USD) (1)	12,040,000	12,130
Government of Mongolia, 5.625%, 5/1/23 (USD)	9,330,000	9,622
Government of Mongolia, 8.75%, 3/9/24 (USD) (1)	200,000	224
Government of Mongolia, 8.75%, 3/9/24 (USD)	15,090,000	16,940
Government of Mongolia, 10.875%, 4/6/21 (USD)	2,150,000	2,239
		74,062
Total Mongolia (Cost $88,232)		93,404

MOROCCO 0.0%
Corporate Bonds 0.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1)	220,000	223
Total Morocco (Cost $220)		223

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NIGERIA 1.5%
Government Bonds 1.5%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1)	880,000	841
Republic of Nigeria, 6.50%, 11/28/27 (USD)	19,650,000	18,775
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1)	1,600,000	1,524
Republic of Nigeria, 7.143%, 2/23/30 (USD)	33,800,000	32,202
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1)	400,000	359
Republic of Nigeria, 7.625%, 11/28/47 (USD)	600,000	538
Republic of Nigeria, 7.875%, 2/16/32 (USD)	6,700,000	6,414
Republic of Nigeria, 8.747%, 1/21/31 (USD)	14,550,000	14,909
Total Nigeria (Cost $78,928)		75,562

OMAN 2.0%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)	10,000,000	9,080
		9,080
Government Bonds 1.8%
Sultanate of Oman, 4.75%, 6/15/26 (USD)	35,055,000	32,271
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1)	18,180,000	16,736
Sultanate of Oman, 5.375%, 3/8/27 (USD)	9,000,000	8,303
Sultanate of Oman, 5.625%, 1/17/28 (USD)	13,700,000	12,648
Sultanate of Oman, 6.50%, 3/8/47 (USD)	21,930,000	17,990
Sultanate of Oman, 6.75%, 1/17/48 (USD) (1)	5,850,000	4,863
		92,811
Total Oman (Cost $114,063)		101,891

PAKISTAN 0.0%
Government Bonds 0.0%
Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD)	233,000	233
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)	1,200,000	1,197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Third Pakistan International Sukuk, 5.625%, 12/5/22 (USD)	236,000	236
Total Pakistan (Cost $1,618)		1,666

PANAMA 0.3%
Corporate Bonds 0.3%
Banco Nacional De Panama, 2.50%, 8/11/30 (USD) (1)	13,190,000	13,068
		13,068
Government Bonds 0.0%
Republic of Panama, 3.87%, 7/23/60 (USD)	375,000	431
Republic of Panama, 4.50%, 4/16/50 (USD)	250,000	315
Republic of Panama, 6.70%, 1/26/36 (USD)	250,000	364
		1,110
Total Panama (Cost $14,189)		14,178

PARAGUAY 1.0%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)	300,000	314
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	11,535,000	12,085
		12,399
Government Bonds 0.8%
Republic of Paraguay, 4.625%, 1/25/23 (USD)	1,000,000	1,060
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1)	5,990,000	6,928
Republic of Paraguay, 5.40%, 3/30/50 (USD)	19,049,000	23,211
Republic of Paraguay, 5.60%, 3/13/48 (USD)	5,490,000	6,786
Republic of Paraguay, 6.10%, 8/11/44 (USD)	375,000	486
		38,471
Total Paraguay (Cost $45,650)		50,870

PERU 0.6%
Corporate Bonds 0.5%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1)	3,315,000	3,926
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)	4,151,255	5,071

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Nexa Resources, 5.375%, 5/4/27 (USD)	5,101,000	5,308
Nexa Resources, 6.50%, 1/18/28 (USD)	6,575,000	7,186
Petroleos del Peru, 5.625%, 6/19/47 (USD)	950,000	1,096
		22,587
Government Bonds 0.1%
Republic of Peru, 2.783%, 1/23/31 (USD)	300,000	326
Republic of Peru, 2.844%, 6/20/30 (USD)	6,000,000	6,546
		6,872
Total Peru (Cost $27,695)		29,459

PHILIPPINES 1.0%
Corporate Bonds 1.0%
AC Energy Finance International, 5.65% (USD) (5)	9,995,000	10,257
Globe Telecom, 3.00%, 7/23/35 (USD)	11,750,000	11,252
International Container Terminal Services, 4.75%,
6/17/30 (USD)	14,100,000	14,807
Manila Water, 4.375%, 7/30/30 (USD)	12,450,000	12,139
Power Sector Assets & Liabilities Management, 9.625%,
5/15/28 (USD)	340,000	507
		48,962
Government Bonds 0.0%
Republic of Philippines, 2.95%, 5/5/45 (USD)	550,000	583
Republic of Philippines, 3.95%, 1/20/40 (USD)	300,000	356
Republic of Philippines, 6.375%, 10/23/34 (USD)	350,000	508
		1,447
Total Philippines (Cost $49,865)		50,409

QATAR 0.8%
Government Bonds 0.8%
State of Qatar, 4.40%, 4/16/50 (USD)	9,300,000	11,997
State of Qatar, 4.40%, 4/16/50 (USD) (1)	11,820,000	15,248

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
State of Qatar, 4.817%, 3/14/49 (USD)	10,000,000	13,497
Total Qatar (Cost $39,552)		40,742

ROMANIA 0.3%
Government Bonds 0.3%
Republic of Romania, 3.00%, 2/14/31 (USD) (1)	6,698,000	6,891
Republic of Romania, 4.00%, 2/14/51 (USD) (1)	7,584,000	7,849
Republic of Romania, 4.00%, 2/14/51 (USD)	200,000	207
Republic of Romania, 5.125%, 6/15/48 (USD)	200,000	245
Republic of Romania, 6.125%, 1/22/44 (USD)	200,000	271
Total Romania (Cost $14,899)		15,463

RUSSIA 2.2%
Corporate Bonds 0.3%
GTLK Europe, 5.125%, 5/31/24 (USD)	13,000,000	13,657
Vnesheconombank, 6.80%, 11/22/25 (USD)	200,000	239
		13,896
Government Bonds 1.9%
Russian Federation, 4.375%, 3/21/29 (USD)	57,200,000	65,737
Russian Federation, 4.75%, 5/27/26 (USD)	200,000	230
Russian Federation, 4.875%, 9/16/23 (USD)	400,000	440
Russian Federation, 5.10%, 3/28/35 (USD)	400,000	492
Russian Federation, 5.25%, 6/23/47 (USD)	21,000,000	27,869
Russian Federation, 5.625%, 4/4/42 (USD)	1,000,000	1,339
Russian Federation, 5.875%, 9/16/43 (USD)	800,000	1,110
Russian Federation, 12.75%, 6/24/28 (USD)	300,000	517
Russian Federation, STEP, 7.50%, 3/31/30 (USD)	383,500	445
		98,179
Total Russia (Cost $109,357)		112,075

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SAUDI ARABIA 3.5%
Government Bonds 3.5%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)	23,000,000	23,964
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)	11,850,000	12,854
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1)	6,695,000	8,324
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)	38,050,000	49,339
KSA Sukuk, 2.969%, 10/29/29 (USD) (1)	10,240,000	10,887
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)	20,050,000	22,099
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1)	9,600,000	11,067
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)	33,600,000	38,736
Total Saudi Arabia (Cost $160,746)		177,270

SENEGAL 1.3%
Government Bonds 1.3%
Republic of Senegal, 4.75%, 3/13/28 (EUR)	17,000,000	19,319
Republic of Senegal, 6.25%, 5/23/33 (USD) (1)	18,950,000	18,754
Republic of Senegal, 6.25%, 5/23/33 (USD)	24,800,000	24,543
Republic of Senegal, 6.75%, 3/13/48 (USD) (1)	200,000	190
Republic of Senegal, 6.75%, 3/13/48 (USD)	400,000	380
Total Senegal (Cost $62,664)		63,186

SERBIA 0.0%
Government Bonds 0.0%
Republic of Serbia, 1.50%, 6/26/29 (EUR)	200,000	227
Republic of Serbia, 3.125%, 5/15/27 (EUR) (1)	200,000	251
Republic of Serbia, 4.50%, 1/11/26	50,000,000	540
Republic of Serbia, 4.50%, 8/20/32	50,000,000	532
Total Serbia (Cost $1,465)		1,550

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SOUTH AFRICA 1.3%
Corporate Bonds 0.0%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	400,000	392
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	200,000	183
Eskom Holdings SOC, 8.45%, 8/10/28 (USD) (1)	200,000	185
		760
Government Bonds 1.3%
Republic of South Africa, 4.30%, 10/12/28 (USD)	400,000	374
Republic of South Africa, 4.665%, 1/17/24 (USD)	150,000	154
Republic of South Africa, 4.85%, 9/27/27 (USD)	440,000	435
Republic of South Africa, 4.85%, 9/30/29 (USD)	16,950,000	16,215
Republic of South Africa, 4.875%, 4/14/26 (USD)	200,000	203
Republic of South Africa, 5.375%, 7/24/44 (USD)	200,000	170
Republic of South Africa, 5.65%, 9/27/47 (USD)	33,800,000	28,765
Republic of South Africa, 5.875%, 9/16/25 (USD)	600,000	644
Republic of South Africa, 6.25%, 3/8/41 (USD)	10,050,000	9,667
Transnet, 4.00%, 7/26/22 (USD)	7,300,000	7,257
		63,884
Total South Africa (Cost $71,599)		64,644

SRI LANKA 2.5%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)	8,760,000	5,913
		5,913
Government Bonds 2.4%
Republic of Sri Lanka, 5.75%, 1/18/22 (USD)	32,565,000	26,948
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)	1,900,000	1,539
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)	4,205,000	2,986
Republic of Sri Lanka, 6.20%, 5/11/27 (USD)	14,585,000	10,064
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	689,000	682
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	39,540,000	34,795

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)	26,100,000	18,433
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)	33,625,000	23,748
Republic of Sri Lanka, 6.85%, 3/14/24 (USD) (1)	900,000	670
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)	1,600,000	1,144
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (1)	972,000	685
		121,694
Total Sri Lanka (Cost $148,232)		127,607

THAILAND 0.1%
Corporate Bonds 0.1%
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1)	5,175,000	4,720
Total Thailand (Cost $5,154)		4,720

TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%, 6/15/26 (USD) (1)	8,352,000	9,208
		9,208
Government Bonds 0.3%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)	350,000	357
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (1)	14,960,000	14,739
		15,096
Total Trinidad and Tobago (Cost $24,419)		24,304

TURKEY 5.1%
Corporate Bonds 0.7%
Turk Telekomunikasyon, 4.875%, 6/19/24 (USD)	12,000,000	11,691
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	10,875,000	11,145
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD) (1)	14,345,000	14,643
		37,479
Government Bonds 4.4%
Hazine Mustesarligi Varlik Kiralama, 4.489%, 11/25/24 (USD)	13,175,000	12,483
Republic of Turkey, 3.25%, 3/23/23 (USD)	200,000	190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Turkey, 4.25%, 4/14/26 (USD)	42,650,000	38,583
Republic of Turkey, 4.875%, 10/9/26 (USD)	31,765,000	29,140
Republic of Turkey, 4.875%, 4/16/43 (USD)	27,550,000	20,605
Republic of Turkey, 5.125%, 2/17/28 (USD)	21,800,000	19,913
Republic of Turkey, 5.25%, 3/13/30 (USD)	400,000	357
Republic of Turkey, 5.75%, 3/22/24 (USD)	800,000	788
Republic of Turkey, 5.75%, 5/11/47 (USD)	400,000	318
Republic of Turkey, 6.00%, 3/25/27 (USD)	70,310,000	67,586
Republic of Turkey, 6.00%, 1/14/41 (USD)	18,120,000	15,086
Republic of Turkey, 6.125%, 10/24/28 (USD)	400,000	382
Republic of Turkey, 6.625%, 2/17/45 (USD)	300,000	263
Republic of Turkey, 6.75%, 5/30/40 (USD)	400,000	365
Republic of Turkey, 6.875%, 3/17/36 (USD)	14,525,000	13,655
Republic of Turkey, 7.25%, 3/5/38 (USD)	300,000	292
Republic of Turkey, 7.375%, 2/5/25 (USD)	600,000	622
Republic of Turkey, 7.625%, 4/26/29 (USD)	600,000	619
Republic of Turkey, 8.00%, 2/14/34 (USD)	300,000	315
Republic of Turkey, 11.875%, 1/15/30 (USD)	200,000	263
		221,825
Total Turkey (Cost $260,130)		259,304

UKRAINE 4.3%
Corporate Bonds 0.5%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	13,900,000	13,956
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)	12,000,000	12,030
		25,986
Government Bonds 3.8%
Government of Ukraine, 6.75%, 6/20/26 (EUR) (1)	200,000	229
Government of Ukraine, 7.375%, 9/25/32 (USD) (1)	300,000	283
Government of Ukraine, 7.75%, 9/1/23 (USD)	2,200,000	2,244
Government of Ukraine, 7.75%, 9/1/24 (USD)	200,000	201

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Government of Ukraine, 7.75%, 9/1/25 (USD)	17,860,000	17,957
Government of Ukraine, 7.75%, 9/1/26 (USD)	300,000	299
Government of Ukraine, 7.75%, 9/1/27 (USD)	98,390,000	97,702
Government of Ukraine, 9.75%, 11/1/28 (USD) (1)	32,620,000	35,371
Government of Ukraine, 9.75%, 11/1/28 (USD)	27,150,000	29,440
Government of Ukraine, VR, 0.00%, 5/31/40 (USD) (1)(3)(6)	6,248,000	5,712
		189,438
Total Ukraine (Cost $211,196)		215,424

UNITED ARAB EMIRATES 1.6%
Corporate Bonds 0.7%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)	2,540,000	2,899
ADES International Holding, 8.625%, 4/24/24 (USD)	750,000	710
Emirates NBD Bank, VR, 6.125% (USD) (4)(5)	13,100,000	13,560
Ruwais Power, 6.00%, 8/31/36 (USD)	11,795,000	15,593
		32,762
Government Bonds 0.9%
Finance Department Government of Sharjah, 4.00%,
7/28/50 (USD) (1)	27,595,000	28,345
Government of Abu Dhabi, 3.125%, 4/16/30 (USD) (1)	12,940,000	14,530
		42,875
Total United Arab Emirates (Cost $72,836)		75,637

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (3)(7)(8)	83,934	1
Mriya Farming, Recovery Certificates (EUR) (3)(7)(8)	3,975,047	47
		48
Corporate Bonds 0.0%
Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(3)(7)(8)	17,609,900	263
		263
Total United Kingdom (Cost $—)		311

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 0.1%
Corporate Bonds 0.1%
Citgo Holding, 9.25%, 8/1/24 (1)	4,110,000	3,905
Total United States (Cost $4,110)		3,905

URUGUAY 0.3%
Government Bonds 0.3%
Republic of Uruguay, 4.125%, 11/20/45 (USD)	21,775	26
Republic of Uruguay, 4.375%, 10/27/27 (USD)	599,481	695
Republic of Uruguay, 4.375%, 1/23/31 (USD)	2,570,000	3,062
Republic of Uruguay, 4.975%, 4/20/55 (USD)	340,000	453
Republic of Uruguay, 5.10%, 6/18/50 (USD)	8,633,666	11,617
Total Uruguay (Cost $14,428)		15,853

UZBEKISTAN 1.1%
Government Bonds 1.1%
Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (1)	20,405,000	21,527
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)	24,400,000	27,370
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1)	6,620,000	7,426
Total Uzbekistan (Cost $53,877)		56,323

VENEZUELA 0.8%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/18 (USD) (2)(3)	12,690,000	222
		222
Government Bonds 0.8%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(3)	66,915,000	2,008
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(3)	189,515,000	5,686
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(3)	66,805,000	2,004
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (2)(3)	30,901,500	3,708

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (2)(3)	386,635,000	11,599
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (2)(3)	19,980,000	599
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (2)(3)	49,738,000	1,492
Republic of Venezuela, 6.00%, 12/9/20 (USD) (2)(3)	55,405,000	4,432
Republic of Venezuela, 7.75%, 10/13/19 (USD) (2)(3)	57,970,000	4,638
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(3)	26,000,000	2,080
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(3)	26,000,000	2,080
Republic of Venezuela, 11.95%, 8/5/31 (USD) (2)(3)	14,400,000	1,152
Republic of Venezuela, 12.75%, 8/23/22 (USD) (2)(3)	8,300,000	664
		42,142
Total Venezuela (Cost $446,747)		42,364

VIETNAM 1.6%
Corporate Bonds 0.3%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	11,815,000	12,096
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)	1,500,000	1,536
		13,632
Government Bonds 1.3%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)	54,500,000	61,047
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
1.125%, 3/13/28 (USD)	4,750,000	4,518
		65,565
Total Vietnam (Cost $74,113)		79,197

ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, 5.375%, 9/20/22 (USD)	1,400,000	704
Total Zambia (Cost $770)		704

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 2.4%

Money Market Funds 2.2%

T. Rowe Price Government Reserve Fund, 0.09% (8)(9)	114,079,977	114,080
114,080
U. S. Government Obligations 0.2%

U. S. Treasury Notes, 2.50%, 1/31/21 (10)	8,967,000	9,037
9,037
Total Short-Term Investments (Cost $123,116)		123,117

Total Investments in Securities 99.1%
(Cost $5,452,903)		$5,001,053

Other Assets Less Liabilities 0.9%		45,090

Net Assets 100.0%		$5,046,143

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,023,325 and represents 20.3% of net assets.
(2)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(3)	Non-income producing
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(7)	Level 3 in fair value hierarchy.
(8)	Affiliated Companies
(9)	Seven-day yield
(10)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
BDLRPP	Argentina deposit rates (Badlar) at private banks
BRL	Brazilian Real
CNH	Offshore China Renminbi

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian New Sol
PHP	Philippines Peso
RSD	Serbian Dinar
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Argentina 0.0%
Barclays Bank, Protection Sold (Relevant Credit:
Republic of Argentina, 1.00%, 7/9/29, $44.88*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 (USD)	13,925	(3,019)	(3,232)	213
Total Argentina			(3,232)	213

Total Bilateral Credit Default Swaps, Protection Sold			(3,232)	213

Total Bilateral Swaps			(3,232)	213

* Market price at October 31, 2020.

** Includes interest purchased or sold but not yet collected of $8.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive		Deliver		Gain/(Loss)
Bank of America	10/8/20	KRW	88,246	USD	74	$ 2
Bank of America	10/9/20	IDR	4,020,184	USD	272	(2)
Bank of America	10/9/20	USD	586	INR	44,713	(20)
Bank of America	12/11/20	PHP	26,034	USD	535	1
Barclays Bank	10/9/20	INR	46,552	USD	632	(1)
Barclays Bank	10/9/20	USD	11,359	IDR	168,323,756	52
Barclays Bank	11/20/20	EUR	509	USD	601	(3)
Barclays Bank	11/20/20	USD	229	EUR	193	2
Barclays Bank	12/18/20	CNH	804	USD	117	1
Barclays Bank	1/22/21	USD	625	INR	46,552	—
BNP Paribas	10/8/20	USD	223	KRW	260,772	—
BNP Paribas	10/9/20	INR	42,179	USD	567	5
BNP Paribas	12/18/20	CNH	720	USD	105	1
BNP Paribas	1/22/21	KRW	260,772	USD	223	1
BNP Paribas	1/22/21	USD	309	INR	23,065	(1)
Citibank	10/9/20	USD	506	IDR	7,567,432	(3)
Citibank	10/9/20	USD	493	INR	36,240	2
Citibank	10/9/20	USD	781	INR	59,618	(27)
Citibank	10/13/20	PEN	31,570	USD	8,865	(104)
Citibank	10/15/20	ILS	725	USD	210	1
Citibank	10/15/20	USD	210	ILS	725	(1)
Citibank	10/16/20	RSD	15,547	USD	155	—
Citibank	10/16/20	USD	149	RSD	15,547	(6)
Citibank	11/20/20	USD	23,569	EUR	19,834	290
Citibank	12/18/20	CNH	658	USD	96	1
Citibank	12/18/20	USD	242	SGD	330	—
Citibank	1/15/21	USD	185	RSD	18,504	—
Citibank	1/21/21	USD	211	ILS	725	(1)
Citibank	1/22/21	IDR	7,567,432	USD	498	4
Credit Suisse	10/9/20	USD	586	INR	44,713	(20)
Deutsche Bank	10/9/20	IDR	2,757,385	USD	186	(1)
Goldman Sachs	10/8/20	KRW	180,018	USD	150	4
Goldman Sachs	10/8/20	TWD	18,168	USD	626	2
Goldman Sachs	10/9/20	IDR	178,422,189	USD	12,122	(136)
Goldman Sachs	10/9/20	INR	22,752	USD	308	1
Goldman Sachs	10/9/20	USD	204	IDR	3,036,228	—
Goldman Sachs	12/2/20	USD	12,189	BRL	68,724	(26)
Goldman Sachs	12/14/20	THB	9,451	USD	304	(6)
Goldman Sachs	12/18/20	USD	233	CNH	1,604	(2)
Goldman Sachs	1/22/21	IDR	3,036,228	USD	201	1
Goldman Sachs	1/22/21	USD	304	INR	22,752	(1)
Goldman Sachs	1/22/21	USD	608	TWD	17,379	(3)
HSBC Bank	10/8/20	KRW	147,038	USD	122	3
HSBC Bank	10/8/20	TWD	39,495	USD	1,358	7
HSBC Bank	10/8/20	USD	2,303	TWD	66,826	(7)
HSBC Bank	10/9/20	IDR	5,024,620	USD	339	(1)
HSBC Bank	10/9/20	INR	5,294	USD	72	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
HSBC Bank	10/9/20	USD	478 IDR	7,069,444	$ 3
HSBC Bank	12/14/20	THB	5,551 USD	177	(2)
HSBC Bank	12/18/20	CNH	1,075 USD	156	1
HSBC Bank	1/22/21	USD	1,321 TWD	37,781	(6)
JPMorgan Chase	11/6/20	GHC	1,489 USD	253	1
JPMorgan Chase	11/20/20	EUR	80 USD	95	(1)
JPMorgan Chase	11/20/20	USD	28 EUR	24	—
JPMorgan Chase	12/2/20	USD	777 BRL	4,292	14
JPMorgan Chase	12/14/20	USD	475 THB	15,002	2
Morgan Stanley	10/8/20	KRW	112,244 USD	94	2
Morgan Stanley	10/8/20	TWD	13,428 USD	448	16
Morgan Stanley	10/8/20	USD	227 KRW	266,774	(1)
Morgan Stanley	10/9/20	IDR	1,286,888 USD	87	(1)
Morgan Stanley	10/9/20	INR	18,212 USD	242	5
Morgan Stanley	10/9/20	USD	151 IDR	2,250,099	(1)
Morgan Stanley	10/13/20	USD	8,960 PEN	31,570	199
Morgan Stanley	12/11/20	PHP	21,300 USD	436	2
Morgan Stanley	1/22/21	IDR	2,250,099 USD	148	1
Morgan Stanley	1/22/21	KRW	266,774 USD	227	2
Morgan Stanley	1/22/21	USD	450 TWD	12,846	(1)
State Street	11/20/20	USD	1,065 EUR	899	10
UBS Investment Bank	10/8/20	USD	146 TWD	4,265	(2)
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1,618 U. S. Treasury Notes five year contracts	12/20	203,919	$187
Long, 1,011 U. S. Treasury Notes ten year contracts	12/20	141,066	78
Net payments (receipts) of variation margin to date			(682)

Variation margin receivable (payable) on open futures contracts			$(417)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
Mriya Farming, 0.50%,
Corporate Bond		$—		$(254)	$—
Mriya Farming, Common Stock		—		—	—
Mriya Farming, Recovery
Certificates		—		2	—
T. Rowe Price Government
Reserve Fund		—		—	574
Totals	$	—#		$(252)	$574+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
Mriya Farming, 0.50%,
Corporate Bond	$517		$—	$ —	$263
Mriya Farming, Common
Stock	1		—	—	1
Mriya Farming, Recovery
Certificates	45		—	—	47
T. Rowe Price Government
Reserve Fund	126,282		¤	¤	114,080
Total					$114,391^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+					Investment income comprised $574 of dividend income and $0 of interest income.
¤				Purchase and sale information not shown for cash management funds.
^				The cost basis of investments in affiliated companies was $114,080.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters.
The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE EMERGING MARKETS BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ —	$ 48	$ 48
Fixed Income Securities[1]	—	3,643,111	—	3,643,111
Corporate Bonds	—	1,234,514	263	1,234,777
Short-Term Investments	114,080	9,037	—	123,117
Total Securities	114,080	4,886,662	311	5,001,053
Forward Currency Exchange Contracts	—	639	—	639
Total	$114,080	$ 4,887,301	$ 311	$ 5,001,692
Liabilities
Swaps	$—	$ 3,019	$ —	$ 3,019
Forward Currency Exchange Contracts	—	387	—	387
Futures Contracts	417	—	—	417
Total	$417	$ 3,406	$ —	$ 3,823

[1] Includes Convertible Bonds, Government Bonds.